Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 28, 2014
Accounting Policies [Abstract]
Principles of Consolidation	Principles of Consolidation The consolidated financial statements include the accounts of Johnson & Johnson and its subsidiaries (the Company). Intercompany accounts and transactions are eliminated.
Description of the Company And Business Segments
Description of the Company And Business Segments
The Company has approximately 126,500 employees worldwide engaged in the research and development, manufacture and sale of a broad range of products in the health care field. The Company conducts business in virtually all countries of the world and its primary focus is on products related to human health and well-being.
The Company is organized into three business segments: Consumer, Pharmaceutical and Medical Devices (previously referred to as Medical Devices and Diagnostics). The Consumer segment includes a broad range of products used in the baby care, oral care, skin care, over-the-counter pharmaceutical, women’s health and wound care markets. These products are marketed to the general public and sold both to retail outlets and distributors throughout the world. The Pharmaceutical segment is focused on five therapeutic areas, including immunology, infectious diseases, neuroscience, oncology, and cardiovascular and metabolic diseases. Products in this segment are distributed directly to retailers, wholesalers, hospitals and health care professionals for prescription use. The Medical Devices segment includes a broad range of products used in the orthopaedic, surgical care, specialty surgery, cardiovascular care, diagnostics, diabetes care, and vision care markets, which are distributed to wholesalers, hospitals and retailers, and used principally in the professional fields by physicians, nurses, hospitals, and clinics.

New Accounting Pronouncements
New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
During the fiscal first quarter of 2014, the Company adopted the Financial Accounting Standards Board (FASB) guidance clarifying the release of accumulated Foreign Currency Translation from other comprehensive income (OCI), into current year Net Earnings. The amendment requires that when the parent company ceases to have a controlling interest in a subsidiary or a business within a foreign entity the parent is to release accumulated Foreign Currency Translation from OCI. This update became effective for all annual periods and interim reporting periods beginning after December 15, 2013. The adoption of this standard did not have a material impact on the Company's results of operations, cash flows or financial position.

During the fiscal first quarter of 2014, the Company adopted the FASB guidance on the presentation of unrecognized tax benefits when various qualifying tax credits exist. The amendment requires that unrecognized tax benefits be presented on the Consolidated Balance Sheet as a reduction to deferred tax assets created by net operating losses or other tax credits from prior periods that occur in the same taxing jurisdiction. To the extent that the unrecognized tax benefit exceeds these credits, it shall be presented as a liability. This update became effective for all annual periods and interim reporting periods beginning after December 15, 2013. The adoption of this standard did not have a material impact on the presentation of the Company's financial position.

During the fiscal second quarter of 2014, the FASB issued amended guidance on the use and presentation of discontinued operations in an entity’s financial statements. The new guidance restricts the presentation of discontinued operations to business circumstances when the disposal of business operations represents a strategic shift that has or will have a major effect on an entity’s operations and financial results.  Examples of a strategic shift could include, but not be limited to, disposal of major geographic segments, a major line of business or other major business component of an entity. The new guidance also expands the required disclosures for entities that have assets held for sale but do not meet the new definition of discontinued operations. This amendment includes early adoption provisions allowing the Company to implement this update immediately for the first quarter of 2014. The Company elected to adopt this standard for the first quarter of 2014. The balances and updated disclosures required by the amended guidance are included in Note 20 in the Notes to the Consolidated Financial Statements.

During the fiscal second quarter of 2014, the FASB issued Accounting Standards Update 2014-12: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This standard clarifies the current accounting guidance for entities that issue share-based payment awards that require a specific performance target be achieved for employees to become eligible to vest in the awards, which may occur subsequent to a required service period. Current accounting guidance does not explicitly address how to account for these types of awards. The new standard provides explicit guidance and clarifies that these types of performance targets should be treated as performance conditions. The accounting for share-based awards with performance conditions is already specified in current accounting guidance. This update is required to be adopted by all public companies for all annual periods and interim reporting periods beginning after December 15, 2015. Early adoption of this standard was permitted and the Company had elected to adopt this standard for the second quarter of 2014. The adoption of this standard did not have a material impact on the Company's results of operations, cash flows or financial position.

Recently Issued Accounting Standards
Not Adopted as of December 28, 2014
During the fiscal second quarter of 2014, the FASB issued Accounting Standards Update 2014-09: Revenue from Contracts with Customers. This standard replaces substantially all current revenue recognition accounting guidance. This update is required to be adopted by all public companies for all annual periods and interim reporting periods beginning after December 15, 2016. Early adoption of this standard is not permitted.  The Company is currently assessing the impact of the future adoption of this standard on its financial statements.

During the fiscal second quarter of 2014, the FASB issued amended guidance Accounting Standards Update No. 2014-10: Development Stage Entities: Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entity Guidance in Topic 810, Consolidation.  The change in the current guidance will require the Company to determine if it should consolidate one of these entities based on the change in the consolidation analysis.  This update to the consolidation analysis will become effective for all annual periods and interim reporting periods beginning after December 15, 2015.  The adoption of this standard is not expected to have a material impact on the presentation of the Company's results of operations, cash flows or financial position.

During the fiscal third quarter of 2014, the FASB issued Accounting Standards Update No. 2014-15: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This standard requires management to evaluate, for each annual and interim reporting period, whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued or are available to be issued. If substantial doubt is raised, additional disclosures around management’s plan to alleviate these doubts are required. This update will become effective for all annual periods and interim reporting periods beginning after December 15, 2016.  This standard is not expected to have any impact on current disclosures in the financial statements.

Cash Equivalents
Cash Equivalents
The Company classifies all highly liquid investments with stated maturities of three months or less from date of purchase as cash equivalents and all highly liquid investments with stated maturities of greater than three months from the date of purchase as current marketable securities. The Company has a policy of making investments only with commercial institutions that have at least an "A" (or equivalent) credit rating. The Company invests its cash primarily in reverse repurchase agreements (RRAs), government securities and obligations, corporate debt securities and money market funds.
RRAs are collateralized by deposits in the form of ‘Government Securities and Obligations’ for an amount not less than 102% of their value. The Company does not record an asset or liability as the Company is not permitted to sell or repledge the associated collateral. The Company has a policy that the collateral has at least an A (or equivalent) credit rating. The Company utilizes a third party custodian to manage the exchange of funds and ensure that collateral received is maintained at 102% of the value of the RRAs on a daily basis. RRAs with stated maturities of greater than three months from the date of purchase are classified as marketable securities.

Investments
Investments
Short-term marketable securities are carried at cost, which approximates fair value. Investments classified as available-for-sale are carried at estimated fair value with unrealized gains and losses recorded as a component of accumulated other comprehensive income. Long-term debt securities that the Company has the ability and intent to hold until maturity are carried at amortized cost. Management determines the appropriate classification of its investment in debt and equity securities at the time of purchase and re-evaluates such determination at each balance sheet date. The Company periodically reviews its investments in equity securities for impairment and adjusts these investments to their fair value when a decline in market value is deemed to be other than temporary. If losses on these securities are considered to be other than temporary, the loss is recognized in earnings.

Property, Plant and Equipment and Depreciation
Property, Plant and Equipment and Depreciation
Property, plant and equipment are stated at cost. The Company utilizes the straight-line method of depreciation over the estimated useful lives of the assets:

Building and building equipment	20 - 30 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years

The Company capitalizes certain computer software and development costs, included in machinery and equipment, when incurred in connection with developing or obtaining computer software for internal use. Capitalized software costs are amortized over the estimated useful lives of the software, which generally range from 3 to 8 years.
The Company reviews long-lived assets to assess recoverability using undiscounted cash flows. When certain events or changes in operating or economic conditions occur, an impairment assessment may be performed on the recoverability of the carrying value of these assets. If the asset is determined to be impaired, the loss is measured based on the difference between the asset’s fair value and its carrying value. If quoted market prices are not available, the Company will estimate fair value using a discounted value of estimated future cash flows.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue from product sales when the goods are shipped or delivered and title and risk of loss pass to the customer. Provisions for certain rebates, sales incentives, trade promotions, coupons, product returns and discounts to customers are accounted for as reductions in sales in the same period the related sales are recorded.
Product discounts granted are based on the terms of arrangements with direct, indirect and other market participants, as well as market conditions, including prices charged by competitors. Rebates, which include Medicaid, are estimated based on contractual terms, historical experience, patient outcomes, trend analysis and projected market conditions in the various markets served. The Company evaluates market conditions for products or groups of products primarily through the analysis of wholesaler and other third-party sell-through and market research data, as well as internally generated information.
Sales returns are generally estimated and recorded based on historical sales and returns information. Products that exhibit unusual sales or return patterns due to dating, competition or other marketing matters are specifically investigated and analyzed as part of the accounting for sales returns accruals.
Sales returns allowances represent a reserve for products that may be returned due to expiration, destruction in the field, or in specific areas, product recall. The returns reserve is based on historical return trends by product and by market as a percent to gross sales. In accordance with the Company’s accounting policies, the Company generally issues credit to customers for returned goods. The Company’s sales returns reserves are accounted for in accordance with U.S. GAAP guidance for revenue recognition when right of return exists. Sales returns reserves are recorded at full sales value. Sales returns in the Consumer and Pharmaceutical segments are almost exclusively not resalable. Sales returns for certain franchises in the Medical Devices segment are typically resalable but are not material. The Company infrequently exchanges products from inventory for returned products. The sales returns reserve for the total Company has been approximately 1.0% of annual sales to customers during the fiscal reporting years 2014, 2013 and 2012.
Promotional programs, such as product listing allowances and cooperative advertising arrangements, are recorded in the year incurred. Continuing promotional programs include coupons and volume-based sales incentive programs. The redemption cost of consumer coupons is based on historical redemption experience by product and value. Volume-based incentive programs are based on the estimated sales volumes for the incentive period and are recorded as products are sold. The Company also earns service revenue for co-promotion of certain products and includes it in sales to customers. These arrangements are evaluated to determine the appropriate amounts to be deferred.

Shipping and Handling
Shipping and Handling
Shipping and handling costs incurred were $1,068 million, $1,128 million and $1,051 million in 2014, 2013 and 2012, respectively, and are included in selling, marketing and administrative expense. The amount of revenue received for shipping and handling is less than 0.5% of sales to customers for all periods presented.

Inventories	Inventories Inventories are stated at the lower of cost or market determined by the first-in, first-out method.
Intangible Assets and Goodwill
Intangible Assets and Goodwill
The authoritative literature on U.S. GAAP requires that goodwill and intangible assets with indefinite lives be assessed annually for impairment. The Company completed the annual impairment test for 2014 in the fiscal fourth quarter. Future impairment tests will be performed annually in the fiscal fourth quarter, or sooner if warranted. Purchased in-process research and development is accounted for as an indefinite lived intangible asset until the underlying project is completed, at which point the intangible asset will be accounted for as a definite lived intangible asset, or abandoned, at which point the intangible asset will be written off or partially impaired.
Intangible assets that have finite useful lives continue to be amortized over their useful lives, and are reviewed for impairment when warranted by economic conditions. See Note 5 for further details on Intangible Assets and Goodwill.

Financial Instruments
Financial Instruments
As required by U.S. GAAP, all derivative instruments are recorded on the balance sheet at fair value. Fair value is the exit price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement determined using assumptions that market participants would use in pricing an asset or liability. The authoritative literature establishes a three-level hierarchy to prioritize the inputs used in measuring fair value, with Level 1 having the highest priority and Level 3 having the lowest. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether the derivative is designated as part of a hedge transaction, and if so, the type of hedge transaction.
The Company documents all relationships between hedged items and derivatives. The overall risk management strategy includes reasons for undertaking hedge transactions and entering into derivatives. The objectives of this strategy are: (1) minimize foreign currency exposure’s impact on the Company’s financial performance; (2) protect the Company’s cash flow from adverse movements in foreign exchange rates; (3) ensure the appropriateness of financial instruments; and (4) manage the enterprise risk associated with financial institutions. See Note 6 for additional information on Financial Instruments.

Product Liability
Product Liability
Accruals for product liability claims are recorded, on an undiscounted basis, when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on existing information. The accruals are adjusted periodically as additional information becomes available. The Company accrues an estimate of the legal defense costs needed to defend each matter. This is referred to as defense costs in connection with product liability litigation. In certain matters an indemnity amount is also recorded. This is referred to as product liability accrual.
As a result of cost and availability factors, effective November 1, 2005, the Company ceased purchasing third-party product liability insurance. The Company has self insurance through a wholly-owned captive insurance company. In addition to accruals in the self insurance program, claims that exceed the insurance coverage are accrued when losses are probable and amounts can be reasonably estimated. Based on the availability of prior coverage, receivables for insurance recoveries related to product liability claims are recorded on an undiscounted basis, when it is probable that a recovery will be realized. As appropriate, reserves against these receivables are recorded for estimated amounts that may not be collected from third-party insurers.

Concentration of Credit Risk
Concentration of Credit Risk
Global concentration of credit risk with respect to trade accounts receivables continues to be limited due to the large number of customers globally and adherence to internal credit policies and credit limits. Economic challenges in Italy, Spain, Greece and Portugal (the Southern European Region) have impacted certain payment patterns, which have historically been longer than those experienced in the U.S. and other international markets. The total net trade accounts receivable balance in the Southern European Region was approximately $1.8 billion as of December 28, 2014 and approximately $2.3 billion as of December 29, 2013. Approximately $1.1 billion as of December 28, 2014 and approximately $1.3 billion as of December 29, 2013 of the Southern European Region net trade accounts receivable balance related to the Company's Consumer, Vision Care and Diabetes Care businesses as well as certain Pharmaceutical and Medical Devices customers which are in line with historical collection patterns.
The remaining balance of net trade accounts receivable in the Southern European Region has been negatively impacted by the timing of payments from certain government owned or supported health care customers as well as certain distributors of the Pharmaceutical and Medical Devices local affiliates. The total net trade accounts receivable balance for these customers were approximately $0.7 billion at December 28, 2014 and $1.0 billion at December 29, 2013. The Company continues to receive payments from these customers and in some cases late payment premiums. For customers where payment is expected over periods of time longer than one year, revenue and trade receivables have been discounted over the estimated period of time for collection. Allowances for doubtful accounts have been increased for these customers, but have been immaterial to date. The Company will continue to work closely with these customers on payment plans, monitor the economic situation and take appropriate actions as necessary.

Research and Development
Research and Development
Research and development expenses are expensed as incurred. Upfront and milestone payments made to third parties in connection with research and development collaborations are expensed as incurred up to the point of regulatory approval. Payments made to third parties subsequent to regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in other intangibles, net of accumulated amortization.
The Company enters into collaborative arrangements, typically with other pharmaceutical or biotechnology companies, to develop and commercialize drug candidates or intellectual property. These arrangements typically involve two (or more) parties who are active participants in the collaboration and are exposed to significant risks and rewards dependent on the commercial success of the activities. These collaborations usually involve various activities by one or more parties, including research and development, marketing and selling and distribution. Often, these collaborations require upfront, milestone and royalty or profit share payments, contingent upon the occurrence of certain future events linked to the success of the asset in development. Amounts due from collaborative partners related to development activities are generally reflected as a reduction of research and development expense because the performance of contract development services is not central to the Company’s operations. In general, the income statement presentation for these collaborations is as follows:

Nature/Type of Collaboration	Statement of Earnings Presentation
Third-party sale of product	Sales to customers
Royalties/milestones paid to collaborative partner (post-regulatory approval)*	Cost of products sold
Royalties received from collaborative partner	Other income (expense), net
Upfront payments & milestones paid to collaborative partner (pre-regulatory approval)	Research and development expense
Research and development payments to collaborative partner	Research and development expense
Research and development payments received from collaborative partner	Reduction of Research and development expense

*	Milestones are capitalized as intangible assets and amortized to cost of goods sold over the useful life.

For all years presented, there was no individual project that represented greater than 5% of the total annual consolidated research and development expense.

Advertising	Advertising Costs associated with advertising are expensed in the year incurred and are included in selling, marketing and administrative expenses.
Income Taxes
Income Taxes
Income taxes are recorded based on amounts refundable or payable for the current year and include the results of any difference between U.S. GAAP accounting and tax reporting, recorded as deferred tax assets or liabilities. The Company estimates deferred tax assets and liabilities based on enacted tax regulations and rates. Future changes in tax laws and rates may affect recorded deferred tax assets and liabilities in the future.
The Company has unrecognized tax benefits for uncertain tax positions. The Company follows U.S. GAAP which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Management believes that changes in these estimates would not have a material effect on the Company's results of operations, cash flows or financial position.
At December 28, 2014 and December 29, 2013, the cumulative amounts of undistributed international earnings were approximately $53.4 billion and $50.9 billion, respectively. At December 28, 2014 and December 29, 2013, the Company's foreign subsidiaries held balances of cash and cash equivalents in the amounts of $14.3 billion and $18.6 billion, respectively. The Company has not provided deferred taxes on the undistributed earnings from certain international subsidiaries where the earnings are considered to be permanently reinvested. The Company intends to continue to reinvest these earnings in international operations. If the Company decided at a later date to repatriate these earnings to the U.S., the Company would be required to provide for the net tax effects on these amounts. The Company does not determine the deferred tax liability associated with these undistributed earnings, as such determination is not practical.

Net Earnings Per Share
Net Earnings Per Share
Basic earnings per share is computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities were exercised or converted into common stock using the treasury stock method.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, rebates, allowances and incentives, product liabilities, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. Actual results may or may not differ from those estimates.
The Company follows the provisions of U.S. GAAP when recording litigation related contingencies. A liability is recorded when a loss is probable and can be reasonably estimated. The best estimate of a loss within a range is accrued; however, if no estimate in the range is better than any other, the minimum amount is accrued.

Annual Closing Date
Annual Closing Date
The Company follows the concept of a fiscal year, which ends on the Sunday nearest to the end of the month of December. Normally each fiscal year consists of 52 weeks, but every five or six years the fiscal year consists of 53 weeks, as was the case in 2009, and is the case again in 2015.

Reclassification	Reclassification Certain prior period amounts have been reclassified to conform to current year presentation.